Remuneration of Auditors (Details) - Schedule of Remuneration of Auditors - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Audit or review of the financial reports of the company
Audit services – PKF Brisbane Audit		$ 85,000
Audit services – HLB Mann Judd		23,138	37,785
Audit services – Withum Smith & Brown (US auditor)		357,208	287,975
Other services – Withum Smith & Brown (US auditor)
Total	$ 97,750	$ 465,346	$ 325,760